Statements of Cash Flows - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net loss	$ (224,315)	$ (748,360)	$ (2,503,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0		1,629
Stock-based compensation	0		208,939
Shares issued for licenses used for research and development	2,061	2,061	0
Changes in operating assets and liabilities:
Prepaid expenses	(23,000)		(244,869)
Accounts payable and accrued expenses	63,010	322,790	(146,799)
Accounts payable and accrued expenses - related parties	19,584		87,500
Net Cash Used in Operating Activities	(162,660)	(423,509)	(2,596,647)
Cash Flows from Investing Activities:
Cash paid for purchase of fixed assets	0		(10,155)
Cash paid for acquisition of Moleculin, LLC, net with cash acquired	0		(99,638)
Net Cash Used in Investing Activities	0		(109,793)
Cash Flows from Financing Activities:
Proceeds from stock issuance		1,600
Proceeds from notes payable	250,000	450,000	165,000
Payments on notes payable	0		(469,939)
Proceeds from sale of common stock, net of direct offering costs	0		9,167,071
Net Cash Provided by Financing Activities	250,000	451,600	8,862,132
Net change in cash and cash equivalents	87,340	28,091	6,155,692
Cash and cash equivalents, at beginning of period	0	0	28,091
Cash and cash equivalents, at end of period	87,340	28,091	6,183,783	$ 28,091
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	47,950
Cash paid for income taxes	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued to acquire Moleculin, LLC	0		9,773,586
Common stock issued for conversion of debt	0		341,785
Shares subscribed	$ 4,600	3,000	0
Moleculin, LLC [Member]
Cash Flows from Operating Activities:
Net loss				(365,811)	$ (1,809,086)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation				11,336	11,005
Amortization of debt discount				219,184	83,777
Amortization of deferred financing costs				71,771	16,192
Gain on extinguishment of liabilities				(548,630)	0
Changes in operating assets and liabilities:
Prepaid expenses				(278)	6,386
Accounts payable and accrued expenses				(153,609)	317,673
Accounts payable and accrued expenses - related parties				41,127	19,908
Net Cash Used in Operating Activities				(724,910)	(1,354,145)
Cash Flows from Investing Activities:
Collection from other receivables				232,300	0
Net Cash Used in Investing Activities				232,300	0
Cash Flows from Financing Activities:
Proceeds from notes payable				0	1,011,177
Proceeds from issuances of convertible notes payable - related parties				0	514,079
Net Cash Provided by Financing Activities				0	1,525,256
Net change in cash and cash equivalents				(492,610)	171,111
Cash and cash equivalents, at beginning of period			$ 31,867	524,477	353,366
Cash and cash equivalents, at end of period		$ 31,867		31,867	524,477
Supplemental disclosures of cash flow information:
Cash paid for interest				0	0
Cash paid for income taxes				0	0
Supplemental disclosure of non-cash investing and financing activities:
Long-term note payable issued to settle accounts payable				0	414,165
Note payable issued to settle accounts payable				55,774	0
Beneficial conversion feature of convertible notes				$ 0	$ 412,252